UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Saba Capital Management, LP
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Address:   405 Lexington Avenue
           --------------------------------------------------
           58th Floor
           --------------------------------------------------
           New York, New York 10174
           --------------------------------------------------

Form 13F File Number:      028-14282
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert K. Simonds
           --------------------------------------------------
Title:     General Counsel & Chief Compliance Officer
           --------------------------------------------------
Phone:     212-543-3610
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Robert K. Simonds           New York, New York                 2/14/2013
-------------------------------------------------------------    ---------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        74
                                               -------------

Form 13F Information Table Value Total:        $934,218

                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE



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
                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
ACTUANT CORP                  CL A NEW         00508X203    3,508    125,700 SH          SOLE             125,700
AK STL HLDG CORP              COM              001547108    2,715    590,164 SH          SOLE             590,164
AMERICAN INTL GROUP INC       COM NEW          26874784    12,002    340,000 SH          SOLE             340,000
ANNALY CAP MGMT INC           COM              035710409    5,373    382,700 SH          SOLE             382,700
ARCTIC CAT INC                COM              039670104    6,338    189,816 SH          SOLE             189,816
ARVINMERITOR INC              FRNT 4.000% 2/1  043353AH4    6,746  9,000,000 PRN         SOLE           9,000,000
ASSURED GUARANTY LTD          COM              G0585R106   12,202    857,507 SH          SOLE             857,507
BEAZER HOMES USA INC          COM NEW          07556Q881    1,625     96,190 SH          SOLE             96,190
BELO CORP                     COM SER A        080555105    2,313    301,554 SH          SOLE             301,554
BOSTON SCIENTIFIC CORP        COM              101137107   12,044  2,101,892 SH          SOLE           2,101,892
BOYD GAMING CORP              COM              103304101   13,942  2,099,657 SH          SOLE           2,099,657
CEC ENTMT INC                 COM              125137109    4,512    135,945 SH          SOLE             135,945
CELANESE CORP DEL             COM SER A        150870103    1,176     26,420 SH          SOLE              26,420
CEMEX SAB DE CV               SPON ADR NEW     151290889      642     65,038 SH          SOLE              65,038
CEMEX SAB DE CV               SPON ADR NEW     151290889    2,189    221,832 SH  PUT     SOLE             221,832
COMMUNITY HEALTH SYS INC NEW  COM              203668108   11,143    362,492 SH          SOLE             362,492
CONSOL ENERGY INC             COM              20854P109    1,860     57,939 SH          SOLE              57,939
CORNING INC                   COM              219350105   24,278  1,923,798 SH          SOLE           1,923,798
CROSSTEX ENERGY INC           COM              22765Y104   11,133    776,382 SH          SOLE             776,382
DANA HLDG CORP                COM              235825205    2,891    185,200 SH          SOLE             185,200
DOLBY LABORATORIES INC        COM              25659T107    5,527    188,429 SH          SOLE             188,429
DYNEGY INC NEW DEL            COM              26817R108      381     19,922 SH          SOLE              19,922
DYNEGY INC NEW DEL            *W EXP 99/99/999 26817R116      392    310,952 SH          SOLE             310,952
ENTERGY CORP NEW              COM              29364G103    6,036     94,677 SH          SOLE              94,677
FELCOR LODGING TR INC         COM              31430F101    1,298    278,050 SH          SOLE             278,050
FREEPORT-MCMORAN COPPER & GO  COM              35671D857    4,473    130,800 SH          SOLE             130,800
FTI CONSULTING INC            COM              302941109      753     22,822 SH          SOLE              22,822
GENERAL MTRS CO               COM              37045V100   20,554    712,921 SH          SOLE             712,921
GENWORTH FINL INC             COM CL A         37247D106   17,105  2,277,680 SH          SOLE           2,277,680
GILEAD SCIENCES INC           NOTE 1.000% 5/0  375558AN3    8,203  5,000,000 PRN         SOLE           5,000,000
GOODYEAR TIRE & RUBR CO       COM              382550101    6,975    505,079 SH          SOLE             505,079
GUESS INC                     COM              401617105    3,367    137,189 SH          SOLE             137,189
HARTFORD FINL SVCS GROUP INC  COM              416515104    4,114    183,348 SH          SOLE             183,348
HASBRO INC                    COM              418056107    6,469    180,189 SH          SOLE             180,189
HEWLETT PACKARD CO            COM              428236103   29,835  2,093,700 SH  PUT     SOLE           2,093,700
HEWLETT PACKARD CO            COM              428236103   19,620  1,376,870 SH          SOLE           1,376,870
INTERNATIONAL GAME TECHNOLOG  COM              459902102    1,642    115,858 SH          SOLE             115,858
ITRON INC                     COM              465741106    5,719    128,364 SH          SOLE             128,364
LEAP WIRELESS INTL INC        COM NEW          521863308    1,376    206,878 SH          SOLE             206,878
LEAR CORP                     COM NEW          521865204    3,279     70,000 SH          SOLE              70,000
LEVEL 3 COMMUNICATIONS INC    COM NEW          52729N308    4,016    173,785 SH          SOLE             173,785
LEXMARK INTL NEW              CL A             529771107    5,798    250,000 SH  PUT     SOLE             250,000
LEXMARK INTL NEW              CL A             529771107      986     42,500 SH          SOLE              42,500
MBIA INC                      COM              55262C100   31,471  4,009,000 SH  PUT     SOLE           4,009,000
MBIA INC                      COM              55262C100    5,120    652,286 SH          SOLE             652,286
MCCLATCHY CO                  CL A             579489105      969    296,443 SH          SOLE             296,443
MERITOR INC                   COM              59001K100    2,780    587,733 SH          SOLE             587,733
MGIC INVT CORP WIS            COM              552848103   24,498  9,209,709 SH          SOLE           9,209,709
MORGAN STANLEY                COM NEW          617446448   19,120  1,000,000 SH  CALL    SOLE           1,000,000
MORGAN STANLEY                COM NEW          617446448   12,861    672,672 SH          SOLE             672,672
OFFICE DEPOT INC              COM              676220106    2,797    852,789 SH          SOLE             852,789
PARKER DRILLING CO            COM              701081101    1,832    398,195 SH          SOLE             398,195
POLYPORE INTL INC             COM              73179V103    3,521     75,720 SH          SOLE              75,720
RITE AID CORP                 COM              767754104   19,696 14,482,615 SH          SOLE          14,482,615
SAKS INC                      COM              79377W108    1,833    174,420 SH          SOLE             174,420
SEALED AIR CORP NEW           COM              81211K100    1,733     98,993 SH          SOLE              98,993
SPANSION INC                  COM CL A NEW     84649R200    5,606    403,039 SH          SOLE             403,039
SPDR GOLD TRUST               GOLD SHS         78463V107   64,808    400,000 SH  CALL    SOLE             400,000
SPDR S&P 500 ETF TR           TR UNIT          78462F103  318,514  2,236,600 SH  CALL    SOLE           2,236,600
SPDR S&P 500 ETF TR           TR UNIT          78462F103    1,506     10,564 SH          SOLE              10,564
STAPLES INC                   COM              855030102   22,939  2,012,200 SH  PUT     SOLE           2,012,200
STAPLES INC                   COM              855030102    7,461    654,441 SH          SOLE             654,441
SUPERVALU INC                 COM              868536103   20,148  8,157,254 SH          SOLE           8,157,254
SYNOVUS FINL CORP             COM              87161C105    2,783  1,136,019 SH          SOLE           1,136,019
TALISMAN ENERGY INC           COM              87425E103    1,771    156,300 SH          SOLE             156,300
TEEKAY CORPORATION            COM              Y8564W103   12,556    391,142 SH          SOLE             391,142
THOMPSON CREEK METALS CO INC  UNIT 99/99/9999  884768300    1,073     50,000 SH          SOLE              50,000
TRANSOCEAN LTD                REG SHS          H8817H100    4,088     91,550 SH          SOLE              91,550
VISTEON CORP                  COM NEW          92839U206    1,237     22,980 SH          SOLE              22,980
WALGREEN CO                   COM              931422109   16,767    453,049 SH          SOLE             453,049
WALTER ENERGY INC             COM              93317Q105    1,692     47,156 SH          SOLE              47,156
WEATHERFORD INTERNATIONAL LT  REG SHS          H27013103   10,204    911,920 SH          SOLE             911,920
WENDYS CO                     COM              95058W100    6,334  1,347,574 SH          SOLE           1,347,574
YAHOO INC                     COM              984332106    9,950    500,000 SH  CALL    SOLE             500,000

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